Income from companies accounted for using the equity method (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Income from companies accounted for using the equity method	€ 704	€ 444	€ 375
Zurich Santander Insurance America S.L.
Disclosure of associates [line items]
Income from companies accounted for using the equity method	241	223	183
Companhia de Credito, Financiamento e Investimento RCI Brasil
Disclosure of associates [line items]
Income from companies accounted for using the equity method	19	12	28
Allianz Popular, S.L.
Disclosure of associates [line items]
Income from companies accounted for using the equity method	15
Other Companies
Disclosure of associates [line items]
Income from companies accounted for using the equity method	306	130	100
SAM Investment Holdings Limited
Disclosure of associates [line items]
Income from companies accounted for using the equity method	87	€ 79	€ 64
Wizink Bank, S.A.
Disclosure of associates [line items]
Income from companies accounted for using the equity method	€ 36